Prepaid Expenses and Deposits, Note (Details) (USD $)	12 Months Ended		0 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 23, 2013	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Feb. 07, 2012
Deposits	$ 12,342	$ 3,842		$ 10,500	$ 10,500	$ 10,500	12,342	$ 5,000
Legal expenses	623,423
Marketing Agreement
Common stock issued for services		350,000
Value of common stock issued for services		175,000
Consulting expense recognized	122,500
Consulting Agreement
Common stock issued for services			500,000				340,000
Value of common stock issued for services	420,000			619,500
Consulting expense recognized					192,500	360,208
Remaining prepaid balance				$ 259,292	$ 259,292	$ 259,292